Prospectus Supplement

December 28, 2007

Morgan Stanley Institutional Fund, Inc.

Supplement dated
December 28, 2007 to
the Prospectus dated
April 30, 2007 of:

Active International Allocation Portfolio

Emerging Markets Portfolio

Global Franchise Portfolio

Global Value Equity Portfolio

International Equity Portfolio

International Growth Equity Portfolio

International Magnum Portfolio

International Small Cap Portfolio

The Board of Directors of the Fund has approved investment in contracts for difference by the International Growth Equity Portfolio. In connection with this approval, the last sentence of the second paragraph under the section titled "Process" is hereby deleted and replaced with the following:

The Portfolio may purchase and sell certain derivative instruments, such as options, futures contracts, options on futures contracts, structured investments and currency-related transactions involving options, futures contracts, forward contracts and swaps, and may purchase contracts for difference ("CFDs"), for various portfolio management purposes, including to facilitate portfolio management and to mitigate risks.

In addition, the second sentence in the section titled "Additional Risk Factors and Information—Derivatives and Other Investments" is hereby deleted and replaced with the following:

Derivatives include futures, options, options on futures contracts, forward contracts, swaps, CFDs and structured investments.

In addition, the following is hereby added following the sixth paragraph in the section titled "Additional Risk Factors and Information—Derivatives and Other Investments":

The International Growth Equity Portfolio may purchase CFDs. A CFD is a privately negotiated contract between two parties, buyer and seller, stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that instrument's value at the end of the contract. The underlying instrument may be a single security, stock basket or index.

Please retain this supplement for future reference.

MSIFISPT2 12/07

Prospectus Supplement

December 28, 2007

Morgan Stanley Institutional Fund, Inc.

Supplement dated December 28, 2007 to the Prospectus dated July 18, 2007 of:

International Growth Active Extension Portfolio

The Board of Directors of the Fund has approved investment in contracts for difference by the International Growth Active Extension Portfolio. In connection with this approval, the second sentence in the section titled "Additional Risk Factors and Information—Derivatives and Other Investments" is hereby deleted and replaced with the following:

Derivatives include futures, options, forward contracts, swaps, contracts for difference ("CFDs") and structured investments.

In addition, the following is hereby added following the sixth paragraph in the section titled "Additional Risk Factors and Information—Derivatives and Other Investments":

The Portfolio may purchase and sell CFDs. A CFD is a privately negotiated contract between two parties, buyer and seller, stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that instrument's value at the end of the contract. The underlying instrument may be a single security, stock basket or index. A CFD can be set up to take either a short or long position on the underlying instrument.

Please retain this supplement for future reference.

MSIIGACTEXTSPT 12/07

Statement of Additional Information Supplement

December 28, 2007

Morgan Stanley Institutional Fund, Inc.

Supplement dated December 28, 2007 to the Statement of Additional Information dated July 18, 2007, as supplemented through October 23, 2007 of:

International Growth Active Extension Portfolio

The Board of Directors of the Fund has approved investment in contracts for difference by the International Growth Active Extension Portfolio. In connection with this approval, "Contracts for Difference ("CFDs")" is hereby added to the table in the section titled "Investment Policies and Strategies" and a "¸" is added in the column under the International Growth Active Extension Portfolio.

In addition, the second sentence under the heading "Investment Policies and Strategies—Derivatives" is hereby deleted and replaced with the following:

Permitted derivative products include, but are not limited to futures contracts ("futures"); forward contracts ("forwards"); options; swaps, caps, collars and floors; contracts for difference ("CFDs"); structured notes; and other derivative products yet to be developed, so long as these new products are used in a manner consistent with the objectives of the Portfolio.

The heading "Investment Policies and Strategies—Derivatives—Swaps, Caps, Collars and Floors." is hereby replaced with "Investment Policies and Strategies—Derivatives—Swaps, Caps, Collars, Floors and CFDs." and the following disclosure is hereby added at the end of such section:

The Portfolio may purchase and sell CFDs. A CFD is a privately negotiated contract between two parties, buyer and seller, stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that instrument's value at the end of the contract. The underlying instrument may be a single security, stock basket or index. A CFD can be set up to take either a short or long position on the underlying instrument. The buyer and seller are both required to post margin, which is adjusted daily. The buyer will also pay to the seller a financing rate on the notional amount of the capital employed by the seller less the margin deposit. The buyer of a short CFD receives interest, which is usually LIBOR less the stock borrow costs. A CFD is usually terminated at the buyer's initiative. The seller of the CFD will simply match the exposure of the underlying instrument in the open market and the parties will exchange whatever payment is due.

As is the case with owning any financial instrument, there is the risk of loss associated with buying a CFD. For example, if the Portfolio buys a long CFD and the underlying security is worth less at the end of the contract, the Portfolio would be required to make a payment to the seller and would suffer a loss. Also, there may be liquidity risk if the underlying instrument is illiquid because, as explained above, the liquidity of a CFD is based on the liquidity of the underlying instrument. A further risk is that adverse movements in the underlying security will require the buyer to post additional margin. Conversely, the Portfolio might buy a short position in a CFD and the contract value at the close of the transaction may be greater than the contract value at the opening of the transaction. This may be due to, among other factors, an increase in the market value of the underlying equity security. In such a situation, the Portfolio would have to pay the difference in value of the contract to the seller of the CFD. CFDs also carry counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. If the counterparty were to do so, the value of the contract, and of the Portfolio's shares, may be reduced.

Entry into a CFD transaction may, in certain circumstances, require the payment of an initial margin and adverse market movements against the underlying stock may require the buyer to make additional margin payments. CFDs may be considered illiquid by the SEC staff and subject to the limitations on illiquid investments. To the extent that there is an imperfect correlation between the return on the Portfolio's obligation to its counterparty under the CFDs and the return on related assets in its portfolio, the CFD transaction may increase the Portfolio's financial risk. The Portfolio will not enter into a CFD transaction that is inconsistent with its investment objective, policies and strategies.

Please retain this supplement for future reference.

Statement of Additional Information Supplement

December 28, 2007

Morgan Stanley Institutional Fund, Inc.

Supplement dated December 28, 2007 to the Statement of Additional Information dated April 30, 2007 for:

Active International Allocation Portfolio

Emerging Markets Portfolio

Global Franchise Portfolio

Global Value Equity Portfolio

International Equity Portfolio

International Growth Equity Portfolio

International Magnum Portfolio

International Small Cap Portfolio

Focus Equity Portfolio

Large Cap Relative Value Portfolio

Small Company Growth Portfolio

Systematic Active Large Cap Core Portfolio

Systematic Active Small Cap Core Portfolio

Systematic Active Small Cap Growth Portfolio

Systematic Active Small Cap Value Portfolio

U.S. Large Cap Growth Portfolio

Global Real Estate Portfolio

International Real Estate Portfolio

U.S. Real Estate Portfolio

Emerging Markets Debt Portfolio

The Board of Directors of the Fund has approved investment in contracts for difference by the International Growth Equity Portfolio. In connection with this approval, "Contracts for Difference ("CFDs")" is hereby added to the table in the section titled "Investment Policies and Strategies" and a "✓" is added in the column under the International Growth Equity Portfolio.

In addition, the second sentence under the heading "Investment Policies and Strategies—Derivatives" is hereby deleted and replaced with the following:

Permitted derivative products include, but are not limited to futures contracts ("futures"); forward contracts ("forwards"); options; swaps, caps, collars and floors; contracts for difference ("CFDs"); structured notes; and other derivative products yet to be developed, so long as these new products are used in a manner consistent with the objectives of the Portfolios.

The heading "Investment Policies and Strategies—Derivatives—Swaps, Caps, Collars and Floors." is hereby replaced with "Investment Policies and Strategies—Derivatives—Swaps, Caps, Collars, Floors and CFDs." and the following disclosure is hereby added at the end of such section:

The International Growth Equity Portfolio may purchase CFDs. A CFD is a privately negotiated contract between two parties, buyer and seller, stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that instrument's value at the end of the contract. The underlying instrument may be a single security, stock basket or index. The buyer and seller are both required to post margin, which is adjusted daily. The buyer will also pay to the seller a financing rate on the notional amount of the capital employed by the seller less the margin deposit. The buyer of a short CFD receives interest, which is usually LIBOR less the stock borrow costs. A CFD is usually terminated at the buyer's initiative. The seller of the CFD will simply match the exposure of the underlying instrument in the open market and the parties will exchange whatever payment is due.

As is the case with owning any financial instrument, there is the risk of loss associated with buying a CFD. For example, if the Portfolio buys a long CFD and the underlying security is worth less at the end of the contract, the Portfolio would be required to make a payment to the seller and would suffer a loss. Also, there may be liquidity risk if the underlying instrument is illiquid because, as explained above, the liquidity of a CFD is based on the liquidity of the underlying instrument. A further risk is that adverse movements in the underlying security will require the buyer to post additional margin. CFDs also carry counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. If the counterparty were to do so, the value of the contract, and of the Portfolio's shares, may be reduced.

Entry into a CFD transaction may, in certain circumstances, require the payment of an initial margin and adverse market movements against the underlying stock may require the buyer to make additional margin payments. CFDs may be considered illiquid by the SEC staff and subject to the limitations on illiquid investments. To the extent that there is an imperfect correlation between the return on the Portfolio's obligation to its counterparty under the CFDs and the return on related assets in its portfolio, the CFD transaction may increase the Portfolio's financial risk. The Portfolio will not enter into a CFD transaction that is inconsistent with its investment objective, policies and strategies.

Please retain this supplement for future reference.